Revenues (Tables)	6 Months Ended
Jun. 30, 2021
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue
The following table presents a disaggregated view of the Company’s revenues:

	Three Months Ended June 30,		Six Months Ended June 30,
(dollars in thousands)	2021	2020	2021	2020
Direct Lending Products
Diversified lending	$83,773	$23,577	$160,251	$48,476
Technology lending	16,727	10,212	30,584	19,379
First lien lending	3,817	3,048	7,632	5,829
Opportunistic lending	741	—	1,304	—

Management Fees, Net	105,058	36,837	199,771	73,684
Administrative, transaction and other fees	34,335	3,661	47,846	16,082

Total GAAP Revenues—Direct Lending Products	139,393	40,498	247,617	89,766

GP Capital Solutions Products
GP minority equity investments	36,341	—	36,341	—
GP debt financing	736	—	736	—

Management Fees, Net	37,077	—	37,077	—
Administrative, transaction and other fees	2,790	—	2,790	—

Total GAAP Revenues—GP Capital Solutions Products	39,867	—	39,867	—

Total GAAP Revenues	$179,260	$40,498	$287,484	$89,766

Schedule of Company's Fees and Receivables	The table below presents the beginning and ending balances of the Company’s management fees and administrative, transaction and other fees receivable and unearned management fees. Substantially all of these amounts receivable are generally collected during the following quarter. A liability for unearned management fees is generally recognized when management fees are paid to the Company in advance. The entire change in unearned management fees shown below relates to amounts recognized as revenues in the current year period. Management fees receivable and administrative, transaction and other fees receivable are included within due from related parties and unearned management fees are included within accounts payable, accrued expenses and other liabilities in the Company’s consolidated and combined statements of financial condition.

	Six Months Ended June 30,
(dollars in thousands)	2021	2020
Management Fees Receivable
Beginning balance	$78,586	$32,473
Ending balance	$113,104	$33,859
Administrative, Transaction and Other Fees Receivable
Beginning balance	$9,876	$8,667
Ending balance	$13,334	$5,257
Unearned Management Fees
Beginning balance	$11,846	$—
Ending balance	$11,087	$—